Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions		1 Months Ended	6 Months Ended
	May 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Nov. 15, 2023	Mar. 31, 2023	Nov. 15, 2022
Total number of authorized shares of common stock			3,000,000,000			3,000,000,000
Purchase of treasury stock			¥ 61,326	¥ 34
Share repurchase program [member]
Shares authorized to be repurchased amount					¥ 150,000		¥ 200,000
Number of shares repurchased	37,640,000	3,568,800
Purchase of treasury stock	¥ 200,000	¥ 26,000
Shares authorized to be repurchased, shares					26,000,000		61,000,000